Leases - Summary Of Maturity of Lease Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023		$ 116
2024		89
2025		66
2026		50
2027		27
Thereafter		30
Total		378
Less: imputed interest		(31)
Total lease liability as of December 31, 2022	$ 341	$ 347	$ 366